Line of Credit	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
Note 5. Line of Credit

LLC has an open line of credit of $16,000 with a financial institution with interest at 9.75% per annum, payable monthly and the principal due on demand. The usage and availability of the line of credit were as follows:

	March 31, 2013	December 31, 2012

Total Facility	$16,000	$16,000
Facility Used	$12,595	$10,854
Facility Available	$3,405	$5,146

LLC has an open line of credit of $16,000 with a financial institution with interest at 9.75% per annum, payable monthly with principal due on demand. The usage and availability of the line of credit were as follows:

	December 31, 2012	December 31, 2011

Total Facility	$16,000	$16,000
Facility Used	$10,854	$12,525
Facility Available	$5,146	$3,475